Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	$ 3,148	$ 57
Unpaid Principal Balance	3,148	123
Specific Allowance	11	9
Average Investment in Impaired Loans	3,118	123
Interest Income Recognized	150	9
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	1,178	1,273
Unpaid Principal Balance	1,286	1,425
Specific Allowance	108	172
Average Investment in Impaired Loans	1,762	1,867
Interest Income Recognized	69	71
Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	326	80
Unpaid Principal Balance	326	203
Specific Allowance	0	0
Average Investment in Impaired Loans	328	213
Interest Income Recognized	15	14
Loans without a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	3,959	588
Unpaid Principal Balance	4,067	741
Specific Allowance	0	0
Average Investment in Impaired Loans	4,434	1,144
Interest Income Recognized	198	53
Loans without a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	2,975	44
Unpaid Principal Balance	2,975	74
Specific Allowance	0	0
Average Investment in Impaired Loans	2,930	74
Interest Income Recognized	142	4
Loans without a specific valuation allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	658	464
Unpaid Principal Balance	766	464
Specific Allowance	0	0
Average Investment in Impaired Loans	1,176	857
Interest Income Recognized	43	35
Loans without a specific valuation allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	326	80
Unpaid Principal Balance	326	203
Specific Allowance	0	0
Average Investment in Impaired Loans	328	213
Interest Income Recognized	13	14
Loans with a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	693	822
Unpaid Principal Balance	693	1,010
Specific Allowance	119	181
Average Investment in Impaired Loans	774	1,059
Interest Income Recognized	36	41
Loans with a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	173	13
Unpaid Principal Balance	173	49
Specific Allowance	11	9
Average Investment in Impaired Loans	188	49
Interest Income Recognized	8	5
Loans with a specific valuation allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	520	809
Unpaid Principal Balance	520	961
Specific Allowance	108	172
Average Investment in Impaired Loans	586	1,010
Interest Income Recognized	26	$ 36
Loans with a specific valuation allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	0
Unpaid Principal Balance	0
Specific Allowance	0
Average Investment in Impaired Loans	0
Interest Income Recognized	$ 2